Cover	Jan. 20, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) on Form 8-K/A amends the audited balance sheet and accompanying footnotes filed as an exhibit to the Form 8-K of OCA Acquisition Corp (the “Company,” “we” or “our”) as of January 20, 2021, as filed with the Securities and Exchange Commission (“SEC”) on January 26, 2021 (the “Original Form 8-K”). This Amendment No. 1 on Form 8-K/A is presented as of the filing date of the Original Form 8-K and does not reflect events occurring after that date, or modify or update disclosures in any way other than as required to reflect the restatement as described below. Accordingly, this Amendment No. 1 on Form 8-K/A should be read in conjunction with our filings with the SEC subsequent to the date on which we filed the Original Form 8-K. The Company is filing this Amendment No. 1 on Form 8-K/A to reflect a restatement of the Company’s Post IPO Balance Sheet (as defined below), to (i) reclassify a portion of its public shares from permanent equity to temporary equity and (ii) account for its outstanding warrants to purchase its shares of Class A common stock sold in the Initial Public Offering and Private Placement.
Document Period End Date	Jan. 20, 2021
Entity File Number	001-39901
Entity Registrant Name	OCA ACQUISITION CORP.
Entity Central Index Key	0001820175
Entity Tax Identification Number	85-2218652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	201-8533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	OCAXU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	OCAX
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	OCAXW
Security Exchange Name	NASDAQ